Tax - Summary of Reconciliation of Tax Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax reconciliation [line items]
Tax at UK blended rate (in percent)	25.00%	25.00%	23.50%
Tax credits (in percent)	(0.50%)	(0.60%)	(0.50%)
System Fund (in percent)	(0.10%)	1.20%	(1.30%)
Foreign exchange losses/(gains) (in percent)	(0.60%)	1.00%	(1.00%)
Other permanent differences (in percent)	0.00%	(0.50%)	0.90%
Non-recoverable foreign taxes (in percent)	3.00%	2.40%	1.30%
Net effect of different rates of tax (in percent)	0.40%	1.50%	1.50%
Effects of substantive enactment of UAE tax rates and laws (in percent)	0.00%	0.00%	(0.90%)
Effect of changes in other tax rates and laws (in percent)	0.00%	0.00%	0.20%
Items on which deferred tax arose but where no deferred tax is recognised (in percent)	0.20%	0.20%	0.20%
Effect of adjustments to unprovided or unrecognised deferred taxes (in percent)	1.90%	0.00%	0.50%
Adjustment to tax charge in respect of prior periods (in percent)	0.00%	(0.20%)	1.30%
Average effective tax rate (in percent)	29.30%	30.00%	25.70%
Deferred tax assets	$ 146	$ 122
Aggregate percentage points			0.70%
UAE
Disclosure of income tax reconciliation [line items]
Deferred tax assets			$ 9
Before Exceptional Items System Funds And Foreign Exchange Gains
Disclosure of income tax reconciliation [line items]
Other permanent differences (in percent)	(0.80%)	(1.00%)	(0.60%)
Before exceptional items and System Funds | United States
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax (in percent)	1.10%	1.20%	1.30%